Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before tax	$ 176,538	¥ 1,181,067	¥ 1,514,028	[1]	¥ 896,232	[1]
Computed tax expense of 15% (2017: 15%, 2016: 15%)	26,481	177,160	227,104		134,435
Adjustments resulting from:
Non-deductible expenses	769	5,146	21,982		7,039
Tax-exempt income	(543)	(3,634)	(58,324)		(178)
Utilization of deferred tax benefits previously not recognized	(825)	(5,518)	(16,687)		(5,010)
Deferred tax benefits not recognized	326	2,183	8,084		9,045
Tax credits for research and development expense	(3,349)	(22,407)	(34,428)		(34,482)
Tax rate differential	3,653	24,437	21,061		25,321
Under/(over) provision in respect of previous years current tax	(109)	(729)	(2,867)		7,175
Withholding tax expense	4,488	30,029	29,447		16,925
Others			(1,200)
Consolidated income tax expense reported in the statement of profit or loss	$ 30,891	¥ 206,667	¥ 194,172	[1]	¥ 160,270	[1]

[1]	Restated